Long-Term Deposits (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of long-term deposits
	June 30, 2020	December 31, 2019
	(Unaudited)
Rental deposits	$159,140	$132,043
Prepayments for equipment	176,738	162,563
	$335,878	$294,606